Reinsurance Contract Assets Held - Contracts measured under PAA (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Jan. 01, 2024
Reinsurance Contract Assets Held
Reinsurance contract assets held	$ 11,251.0		$ 10,682.6
ARC
Reinsurance Contract Assets Held
Reinsurance contract assets held	304.8		15.8
AIC
Reinsurance Contract Assets Held
Reinsurance contract assets held	10,946.2		10,666.8
PAA
Reinsurance Contract Assets Held
Reinsurance contract assets held	10,337.7	$ 9,757.2	9,757.2	$ 9,856.3
PAA | Property and Casualty Insurance and Reinsurance
Reinsurance Contract Assets Held
Reinsurance contract assets held	10,330.5	9,748.3	9,748.3	9,853.7
PAA | Property and Casualty Insurance and Reinsurance | North American Insurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	1,354.3	1,149.2	1,149.2	1,180.3
PAA | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	6,972.2	6,748.5	6,748.5	6,960.6
PAA | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	2,004.0	1,850.6	1,850.6	1,712.8
PAA | Life insurance and Run-off
Reinsurance Contract Assets Held
Reinsurance contract assets held	7.2	8.9	8.9	2.6
PAA | ARC | Property and Casualty Insurance and Reinsurance | North American Insurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	(55.4)	(87.0)	(87.0)	(70.0)
PAA | ARC | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	91.7	(1.7)	(1.7)	(46.6)
PAA | ARC | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	(280.5)	(460.0)	(460.0)	296.7
PAA | AIC | Property and Casualty Insurance and Reinsurance | North American Insurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	1,409.7	1,236.2	1,236.2	1,250.3
PAA | AIC | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	6,880.5	6,750.2	6,750.2	7,007.2
PAA | AIC | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Reinsurance Contract Assets Held
Reinsurance contract assets held	$ 2,284.5	$ 2,310.6	$ 2,310.6	$ 1,416.1